UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06073

Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

Cash Reserves Fund Institutional

Semiannual Report
to Shareholders

June 30, 2006

Contents

Cash Reserves Fund  Institutional

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Cash Management Portfolio

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,022.80
Expenses Paid per $1,000*	$ .75
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,024.05
Expenses Paid per $1,000*	$ .75

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Cash Reserves Fund Institutional	.15%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/06	12/31/05

Commercial Paper	34%	32%
Short-Term Notes	28%	21%
Certificates of Deposit and Bank Notes	20%	27%
Time Deposits	5%	4%
Promissory Notes	4%	4%
Funding Agreements	3%	3%
US Government Sponsored Agencies	2%	1%
Asset Backed	2%	—
Master Notes	1%	1%
Repurchase Agreements	1%	7%
	100%	100%
Weighted Average Maturity

Cash Reserves Fund Institutional	43 days	47 days
First Tier Institutional Money Fund Average*	36 days	34 days

* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see page 22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$ 3,418,340,755
Due from Advisor	179,253
Other assets	58,027
Total assets	3,418,578,035
Liabilities
Dividends payable	7,646,879
Other accrued expenses and payables	89,956
Total liabilities	7,736,835
Net assets, at value	$ 3,410,841,200
Net Assets
Net assets consist of: Undistributed net investment income	114,733
Accumulated net realized gain (loss)	(167,673)
Paid-in capital	3,410,894,140
Net assets, at value	$ 3,410,841,200
Net Asset Value
Net Asset Value and redemption price per share ($3,410,841,200 ÷ 3,410,893,801 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Net investment income allocated from the Cash Management Portfolio: Interest	$ 116,917,988
Expenses*	(3,648,448)
Net investment income allocated from Portfolio	113,269,540
Expenses: Administrative service fee	1,244,649
Audit fees	9,472
Legal fees	92,265
Trustees' fees and expenses	3,187
Reports to shareholders and shareholder meeting	18,846
Registration fees	26,786
Other	359
Total expenses before expense reductions	1,395,564
Expense reductions	(1,316,695)
Total expenses after expense reductions	(78,869)
Net investment income	113,190,671
Net realized gain (loss) from investments	(167,673)
Net increase (decrease) in net assets resulting from operations	$ 113,022,998

* For the six months ended June 30, 2006, the Advisor to the Cash Management Portfolio waived fees, of which $688,468 was allocated to the Fund on a pro-rated basis. In addition, Cash Reserves Fund Institutional waived an additional $836,526 of expenses which were allocated from the Cash Management Portfolio.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 113,190,671	$ 197,241,256
Net realized gain (loss) on investment transactions	(167,673)	75,911
Net increase (decrease) in net assets resulting from operations	113,022,998	197,317,167
Distributions to shareholders from: Net investment income	(113,201,851)	(197,529,156)
Fund share transactions: Proceeds from shares sold	22,342,839,880	53,846,014,224
Reinvestment of distributions	70,136,970	110,389,803
Cost of shares redeemed	(25,495,011,340)	(54,184,612,799)
Net increase (decrease) in net assets from Fund share transactions	(3,082,034,490)	(228,208,772)
Increase (decrease) in net assets	(3,082,213,343)	(228,420,761)
Net assets at beginning of period	6,493,054,543	6,721,475,304
Net assets at end of period (including undistributed net investment income of $114,733 and $125,913, respectively)	$ 3,410,841,200	$ 6,493,054,543
Other Information
Shares outstanding at beginning of period	6,492,928,291	6,721,137,063
Shares sold	22,342,839,880	53,846,014,224
Shares issued to shareholders in reinvestment of distributions	70,136,970	110,389,803
Shares redeemed	(25,495,011,340)	(54,184,612,799)
Net increase (decrease) in Fund shares	(3,082,034,490)	(228,208,772)
Shares outstanding at end of period	3,410,893,801	6,492,928,291

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.022	.031	.013	.011	.017	.04
Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—	—
Total from investment operations	.022	.031	.013	.011	.017	.04
Less distributions from: Net investment income	(.022)	(.031)	(.013)	(.011)	(.017)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	2.28**	3.15	1.26	1.06	1.72	4.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,411	6,493	6,721	7,847	6,161	5,136
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.26*	.26	.26	.26	.25	.25
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.15*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	4.54*	3.08[d]	1.22	1.03	1.71	4.00

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Amount is less than $.0005.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Reserves Fund Institutional (the ``Fund'') is a series of DWS Institutional Funds (the ``Trust''), which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end investment management company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the ``Portfolio''), an open-end investment management company registered under the 1940 Act and advised by Deutsche Asset Management, Inc. (``DeAM, Inc." or the ``Advisor''). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

At June 30, 2006, the Fund owned approximately 49% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

For the six months ended June 30, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Administrator for the Fund. The Fund paid the Administrator an annual fee (``Administrative service fee'') based on its average daily net assets which was calculated daily and payable monthly at the annual rate of 0.05%.

For the period January 1, 2006 through April 30, 2007, the Advisor and Administrator have contractually agreed to waive a portion of their fees and/or reimburse expenses of the Fund to the extent necessary to maintain total operating expenses at 0.18% of the Fund's average daily net assets, including expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

For the period February 21, 2006 through March 6, 2006, the Advisor and Administrator have voluntarily agreed to maintain the annualized expenses at 0.15% of the fund, including expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

In addition, for the period March 7, 2006 through June 30, 2006, the Advisor has voluntarily agreed to waive a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain total operating expenses of the Fund at 0.13% of average daily net assets, including expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

Accordingly, for the period January 1, 2006 through May 31, 2006, the Administrator waived all of the Administrative service fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Reserves Fund Institutional	$ 1,244,649	$ 1,244,649.00%

In addition, the Advisor reimbursed the Fund $908,572 for other expenses for the six months ended June 30, 2006.

Effective July 1, 2006, the Administrator agreement with ICCC was terminated and the Fund entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DeIM an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (``DeIM''), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $9,102, of which $5,760 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

D. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Cash Reserves Fund Institutional (the "Fund"), a series of DWS Institutional Funds (the "Trust"), was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Institutional Funds.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	7,455,030,120.875	104,822,239.631
Dawn-Marie Driscoll	7,455,029,292.947	104,823,067.559
Keith R. Fox	7,455,033,715.354	104,818,645.152
Kenneth C. Froewiss	7,455,029,385.705	104,822,974.801
Martin J. Gruber	7,455,029,919.097	104,822,441.409
Richard J. Herring	7,455,031,928.134	104,820,432.372
Graham E. Jones	7,455,024,550.559	104,827,809.947
Rebecca W. Rimel	7,455,030,100.541	104,822,259.965
Philip Saunders, Jr.	7,455,028,161.559	104,824,198.947
William N. Searcy, Jr.	7,455,031,234.433	104,821,126.073
Jean Gleason Stromberg	7,455,028,737.149	104,823,623.357
Carl W. Vogt	7,455,029,690.690	104,822,669.816
Axel Schwarzer	7,455,008,586.708	104,843,773.798

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,629,817,752.580	8,485,384.920	19,429,440.650	36,904,535.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,629,827,339.060	8,475,798.440	19,429,440.650	36,904,535.000

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,629,739,258.060	8,475,798.440	19,517,521.650	36,904,535.000

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-C. Senior Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-D. Concentration for Funds That Will Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-H. Commodities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-I. Lending

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-K. Investing for Control

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-O. Short Sales

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-P. Warrants

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-Q. Investments in Issuers Whose Securities are Owned by Officers and Directors/Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,619,151,190.060	19,155,091.440	19,426,296.650	36,904,535.000

V. Approval of an Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Institutional Funds.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,419,268,465.268	75,680,830.436	23,537,051.802	41,366,013.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2006 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.2%
Alliance & Leicester PLC, 4.02%, 9/6/2006	35,000,000	34,953,934
Bank of Nova Scotia, 5.31%, 8/8/2006	50,000,000	50,000,000
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
5.32%, 4/27/2007	45,000,000	45,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,003,212
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Citibank, NA, 5.085%, 7/28/2006	45,000,000	45,000,000
Credit Agricole SA:
4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
HBOS Treasury Services PLC, 5.305%, 4/19/2007	50,000,000	50,000,000
HSBC Bank PLC, 5.1%, 7/31/2006	35,000,000	35,000,493
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.07%, 7/3/2006	37,000,000	37,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 5.35%, 8/7/2006	15,000,000	15,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	43,000,000	43,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.7%, 7/27/2006	50,000,000	49,984,195
4.705%, 9/19/2006	35,000,000	35,000,375
4.79%, 11/17/2006	50,000,000	50,009,023
5.32%, 2/20/2007	20,000,000	20,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,901
Toronto Dominion Bank, 3.95%, 7/31/2006	40,000,000	40,000,000
Washington Mutual Bank, 5.07%, 7/11/2006	150,000,000	150,000,000
Wells Fargo Bank, NA:
4.79%, 1/17/2007	50,000,000	50,010,268
5.2%, 7/7/2006	150,000,000	150,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,425,961,401)		1,425,961,401

Commercial Paper** 33.7%
Atlantis One Funding Corp.:
4.9%, 9/22/2006	28,663,000	28,339,188
5.2%, 8/7/2006	150,000,000	149,198,333
Bank of America Corp., 5.04%, 7/5/2006	50,000,000	49,972,000
Cancara Asset Securitization LLC:
5.06%, 8/4/2006	15,867,000	15,791,173
5.07%, 8/11/2006	113,297,000	112,642,804
CC (USA), Inc., 5.08%, 8/15/2006	52,000,000	51,669,800
Charta, LLC:
5.06%, 8/3/2006	49,000,000	48,772,722
5.06%, 8/4/2006	37,200,000	37,022,225
CRC Funding LLC:
5.19%, 8/9/2006	95,000,000	94,465,862
5.25%, 8/14/2006	75,000,000	74,518,750
Davis Square Funding VI Corp., 5.12%, 7/10/2006	25,000,000	24,968,000
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,860,156
Florida Power and Light Co., 5.31%, 7/21/2006	29,000,000	28,914,450
Fox Trot CDO, Inc., 5.3%, 7/26/2006	50,000,000	49,815,972
Genworth Financial, Inc., 5.25%, 8/17/2006	22,795,000	22,638,759
Grampian Funding Ltd., 4.66%, 7/31/2006	25,000,000	24,902,917
Greyhawk Funding LLC, 5.24%, 7/11/2006	75,000,000	74,890,833
K2 (USA) LLC:
4.64%, 7/31/2006	16,200,000	16,137,360
4.96%, 9/28/2006	34,500,000	34,076,953
5.065%, 8/14/2006	30,200,000	30,013,045
5.08%, 8/15/2006	50,800,000	50,477,420
Lake Constance Funding LLC, 5.16%, 7/12/2006	42,500,000	42,432,992
Liberty Street Funding:
5.23%, 8/7/2006	61,307,000	60,977,458
5.3%, 7/31/2006	25,462,000	25,349,543
Mane Funding Corp., 5.08%, 7/6/2006	55,740,000	55,700,672
Natexis US Finance Company LLC, 4.588%, 10/20/2006	100,000,000	98,585,367
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	50,000,000	49,383,750
Old Line Funding LLC, 5.2%, 8/3/2006	83,908,000	83,508,039
Perry Global Funding LLC, Series A, 5.01%, 7/5/2006	100,000,000	99,944,333
Ranger Funding Co. LLC, 5.1%, 7/18/2006	100,000,000	99,759,167
RWE AG, 4.95%, 7/5/2006	35,000,000	34,980,750
Scaldis Capital LLC, 5.03%, 7/31/2006	30,000,000	29,874,250
Sheffield Receivables Corp.:
5.22%, 8/4/2006	43,425,000	43,210,915
5.23%, 8/8/2006	65,510,000	65,148,348
Tango Finance Corp., 5.01%, 7/5/2006	47,200,000	47,173,725
Toyota Motor Credit Corp.:
5.21%, 8/7/2006	75,000,000	74,598,396
5.21%, 8/9/2006	150,000,000	149,153,375
Tulip Funding Corp.:
5.33%, 7/31/2006	125,000,000	124,444,792
5.34%, 7/28/2006	30,000,000	29,879,850
UniCredito Italiano (DE), Inc., 4.95%, 7/6/2006	24,382,000	24,365,237
Windmill Funding Corp.:
5.05%, 7/6/2006	60,000,000	59,957,917
5.2%, 8/9/2006	25,000,000	24,859,167
Total Commercial Paper (Cost $2,377,376,765)		2,377,376,765

Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.432%*, 7/3/2006 (a) (Cost $85,000,000)	85,000,000	85,000,000
US Government Sponsored Agencies 2.4%
Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	5,000,000	5,000,000
5.4%, 6/18/2007	29,000,000	29,000,000
5.5%, 7/3/2007	27,000,000	27,000,000
Federal National Mortgage Association:
Zero Coupon, 7/12/2006	9,040,000	9,026,410
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
5.307%*, 12/22/2006	10,000,000	9,997,182
Total US Government Sponsored Agencies (Cost $170,023,592)		170,023,592

Funding Agreements* 3.5%
Genworth Life Insurance Co.:
3.925%, 9/1/2006	60,000,000	60,000,000
4.61%, 1/25/2007	75,000,000	75,000,000
New York Life Insurance Co., 5.506%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 5.07%, 3/30/2007	30,000,000	30,000,000
Total Funding Agreements (Cost $245,000,000)		245,000,000

Asset Backed 1.6%
Interstar Millennium Trust, "A1", Series 2006-G, 5.33%*, 5/25/2011	55,000,000	55,000,000
Mound Financing No.5 PLC, Series 1A, 5.1%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 5.355%*, 5/25/2046	25,000,000	25,000,000
Total Asset Backed (Cost $115,000,000)		115,000,000

Promissory Notes* 3.5%
The Goldman Sachs Group, Inc.:
5.17%, 11/13/2006	25,000,000	25,000,000
5.22%, 11/10/2006	150,000,000	150,000,000
5.432%, 1/16/2007	75,000,000	75,000,000
Total Promissory Notes (Cost $250,000,000)		250,000,000

Short-Term Notes* 28.0%
American Express Centurion Bank:
5.105%, 8/8/2006	30,000,000	30,000,000
5.14%, 4/10/2007	175,000,000	175,000,000
5.283%, 1/26/2007	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd., 5.302%, 6/23/2010	30,000,000	30,000,000
Cancara Asset Securitization LLC, 144A, 5.148%, 8/15/2006	50,000,000	49,998,750
CIT Group, Inc., 5.37%, 2/15/2007	37,000,000	37,040,815
Commonwealth Bank of Australia, 5.293%, 8/24/2006	40,000,000	40,000,000
Credit Agricole SA, 5.42%, 6/28/2007	50,000,000	49,977,005
Credit Suisse:
5.292%, 9/26/2006	93,000,000	93,000,000
5.43%, 9/26/2006	90,000,000	90,000,000
5.468%, 9/28/2006	150,000,000	150,000,000
DNB NOR Bank ASA, 5.313%, 7/25/2007	50,000,000	50,000,000
HSBC Finance Corp.:
5.128%, 2/6/2007	75,000,000	75,000,000
5.353%, 4/24/2007	25,000,000	25,000,000
International Business Machine Corp., 5.135%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.34%, 7/25/2007	40,000,000	40,000,000
Marshall & Ilsley Bank, 5.179%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.149%, 5/14/2007	25,000,000	25,000,000
5.179%, 9/15/2006	35,000,000	35,000,000
5.189%, 2/2/2007	35,000,000	35,000,000
5.363%, 5/29/2007	25,000,000	25,000,000
Morgan Stanley, 5.18%, 7/10/2006	225,000,000	225,000,000
Nordea Bank AB, 5.13%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC, 5.129%, 2/5/2007	30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.242%, 7/18/2006	50,000,000	50,000,000
The Bear Stearns Companies, Inc., 5.382%, 10/18/2006	94,000,000	94,000,000
Toyota Motor Credit Corp., 5.12%, 5/14/2007	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC, 5.209%, 6/15/2007	75,000,000	75,000,000
UniCredito Italiano SpA, 4.945%, 10/4/2006	100,000,000	99,987,317
Total Short-Term Notes (Cost $1,976,003,887)		1,976,003,887

Time Deposits 4.9%
ING Bank NV, 5.375%, 7/3/2006	250,000,000	250,000,000
KBC Bank NV, 5.281%, 7/3/2006	94,353,222	94,353,222
Total Time Deposits (Cost $344,353,222)		344,353,222

Repurchase Agreements 1.1%
Credit Suisse First Boston LLC, 4.58%, dated 6/30/2006, to be repurchased at $17,250,033 on 7/3/2006 (b)	17,243,452	17,243,452
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $2,250,788 on 7/3/2006 (c)	2,250,000	2,250,000
The Goldman Sachs Co., Inc., 4.35%, dated 6/30/2006, to be repurchased at $25,009,063 on 7/3/2006 (d)	25,000,000	25,000,000
UBS Securities LLC, 4.5%, dated 6/30/2006, to be repurchased at $30,011,250 on 7/3/2006 (e)	30,000,000	30,000,000
Total Repurchase Agreements (Cost $74,493,452)		74,493,452
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,063,212,319)+	100.1	7,063,212,319
Other Assets and Liabilities, Net	(0.1)	(4,760,052)
Net Assets	100.0	7,058,452,267

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $7,063,212,319.

(a) Reset date; not a maturity date

(b) Collaterized by $17,915,000 US Treasury STRIPS, maturing on 11/15/2006 with a value of $17,589,126.

(c) Collaterized by $2,310,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $2,298,450.

(d) Collaterized by $27,082,000 US Treasury Note, 3.875%, maturing on 2/15/2013 with a value of $25,500,437.

(e) Collaterized by $29,400,000 US Treasury Index Note, 2.375%, maturing on 1/15/2025 with a value of $30,602,418.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Cash Management Portfolio Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, valued at amortized cost	$ 6,988,718,867
Repurchase agreements, valued at amortized cost	74,493,452
Total investments in securities, valued at amortized cost	7,063,212,319
Cash	191
Interest receivable	35,930,499
Other assets	503,775
Total assets	7,099,646,784
Liabilities
Payable for investments purchased	40,000,000
Accrued advisory fee	886,136
Accrued administration fee	218,427
Other accrued expenses and payables	89,954
Total liabilities	41,194,517
Net assets, at value	$ 7,058,452,267

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Interest	$ 204,511,447
Expenses: Advisory fee	6,532,390
Administrative service fee	1,813,410
Administration fee	218,427
Custodian fee	30,508
Auditing	22,390
Legal	25,780
Trustees' fees and expenses	202,990
Other	183,475
Total expenses before expense reductions	9,029,370
Expense reductions	(1,201,612)
Total expenses after expense reductions	7,827,758
Net investment income	196,683,689
Net realized gain (loss) from investments	(295,215)
Net increase (decrease) in net assets resulting from operations	$ 196,388,474

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 196,683,689	$ 307,655,907
Net realized gain (loss) on investment transactions	(295,215)	117,517
Net increase (decrease) in net assets resulting from operations	196,388,474	307,773,424
Capital transaction in shares of beneficial interest: Proceeds from capital invested	53,542,738,611	112,816,875,647
Value of capital withdrawn	(56,612,040,536)	(113,004,956,853)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(3,069,301,925)	(188,081,206)
Increase (decrease) in net assets	(2,872,913,451)	119,692,218
Net assets at beginning of period	9,931,365,718	9,811,673,500
Net assets at end of period	$ 7,058,452,267	$ 9,931,365,718

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Cash Management Portfolio Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,058	9,931	9,812	12,550	11,237	10,864
Ratio of expenses before expense reductions (%)	.21*	.21	.21	.21	.20	.20
Ratio of expenses after expense reductions (%)	.18*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	4.51*	3.08	1.22	1.04	1.71	4.04
Total Return (%)[b,c]	2.27**	3.15	1.26	1.06	1.72	—

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio (the ``Portfolio'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end investment management company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (``DeAM, Inc.'' or the ``Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and payable monthly at the annual rate of 0.15%.

For the period from January 1, 2006 through May 31, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of Cash Management Portfolio, to the extent necessary, to maintain total operating expenses at 0.18% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

In addition, for the period June 1, 2006 through June 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of the Cash Management Portfolio to the extent necessary to maintain total operating expenses of the Cash Management Portfolio at 0.179% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2006 the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$ 6,532,390	$ 1,196,919.12%

Prior to June 1, 2006, Investment Company Capital Corp. (``ICCC'' or the ``Administrator''), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Portfolio's Administrator. The Portfolio paid the Administrator an annual fee (``Administrative service fee'') based on its average daily net assets, computed and accrued daily and payable monthly at an annual rate of 0.05%. For the period January 1, 2006 through May 31, 2006, ICCC received an Administrative service fee of $1,813,410, none of which is unpaid.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and the Portfolio entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DeIM an annual fee ("Administration fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received on Administration fee of $218,427, all of which is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Expense Reductions

For the six months ended June 30, 2006, the Advisor agreed to reimburse the Fund $3,819, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Cash Management Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2006, the Portfolio's custodian fees were reduced by $874 for custody credits earned.

D. Line of Credit

The Portfolio and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase N.A. Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

Cash Management Portfolio

A Special Meeting of Shareholders (the "Meeting") of Cash Management Portfolio (the "Portfolio") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees.

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	8,561,529,586.933	11,164,451.671
Dawn-Marie Driscoll	8,561,577,825.276	11,116,213.328
Keith R. Fox	8,561,577,825.276	11,116,213.328
Kenneth C. Froewiss	8,561,577,825.276	11,116,213.328
Martin J. Gruber	8,561,577,825.276	11,116,213.328
Richard J. Herring	8,561,577,825.276	11,116,213.328
Graham E. Jones	8,561,577,825.276	11,116,213.328
Rebecca W. Rimel	8,561,577,825.276	11,116,213.328
Philip Saunders, Jr.	8,561,577,825.276	11,116,213.328
William N. Searcy, Jr.	8,561,504,390.931	11,189,647.673
Jean Gleason Stromberg	8,561,504,390.931	11,189,647.673
Carl W. Vogt	8,561,504,390.931	11,189,647.673
Axel Schwarzer	8,561,504,390.931	11,189,647.673

II-A. Approval of an Amended and Restated Investment Management Agreement with the Portfolio's Current Investment Advisor.

Number of Votes:
For	Against	Abstain
8,538,217,161.645	22,247,299.381	12,229,577.578

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
8,557,738,515.929	5,365,437.646	9,590,085.029

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
8,555,460,240.013	4,966,525.549	12,267,273.042

III. Approval of Revised Fundamental Investment Restrictions for the Portfolio on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
8,371,106,112.429	6,373,974.223	195,213,951.952

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
8,372,620,160.492	4,859,926.160	195,213,951.952

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III-D. Concentration for Portfolios that will Concentrate in Bank Obligations.

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III-E. Underwriting of Securities

Number of Votes:
For	Against	Abstain
8,372,632,419.343	4,847,667.309	195,213,951.952

III-F. Real Estate Investments

Number of Votes:
For	Against	Abstain
8,372,703,415.554	4,776,671.098	195,213,951.952

III-G. Commodities

Number of Votes:
For	Against	Abstain
8,372,615,542.369	4,864,544.283	195,213,951.952

III-H. Lending

Number of Votes:
For	Against	Abstain
8,373,102,078.904	4,378,007.748	195,213,951.952

III-I. Portfolio Diversification

Number of Votes:
For	Against	Abstain
8,373,118,956.553	4,361,130.099	195,213,951.952

III-J. Investing for Control

Number of Votes:
For	Against	Abstain
8,372,503,112.669	4,976,973.983	195,213,951.952

III-K. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
8,372,817,311.506	4,662,775.146	195,213,951.952

III-L. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
8,372,549,164.281	4,930,922.371	195,213,951.952

III-M. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
8,372,587,577.857	4,892,508.795	195,213,951.952

III-N. Short Sales

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III-O. Warrants

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III-P. Issuers Whose Securities Are Owned by Officers and Trustees of the Portfolio or its Investment Advisor

Number of Votes:
For	Against	Abstain
8,370,075,814.837	7,404,271.815	195,213,951.952

III-Q. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
Nasdaq Symbol	BIRXX
CUSIP Number	23339C 826
Fund Number	500

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, Two International Place, 10th Floor, Boston, MA 02110.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006